FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: December 31, 2007

                Check here if Amendment [ ]; Amendment Number: __

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Troob Capital Management (Offshore) LLC
Address:          777 Westchester Avenue, Suite 203
                  White Plains, New York 10604

13F File Number:  028-11215

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is
      understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Douglas Troob
Title:  Managing Member
Phone:  (914) 694-5777

Signature, Place, and Date of Signing:

/s/ Douglas Troob
--------------------------------------
(Signature)

White Plains, New York
--------------------------------------
(City, State)

February 8, 2008
--------------------------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 11

Form 13F Information Table Value Total: $32,989 (thousands)

List of Other Included Managers:

         None


                                                            FORM 13F

QTR ENDED: 12/31/07               Name of Reporting Managers: Troob Capital Management (Offshore) LLC           (SEC USE ONLY)

        Item 1:            Item 2:        Item3:     Item 4:          Item 5:          Item 6:   Item 7:           Item 8:
     Name of Issuer     Title of Class    CUSIP    Fair Market  Shares or            Investment  Other        Voting Authority
                                                      Value     Principal Sh/   Put/ Discretion Managers      (a)     (b)    (c)
                                                    (x $1000)   Amount    Prn   Call                          Sole   Shared  None
Celanese Corp                 COM SER A   150870103   2,710       64,038.00  SH        Sole                 64,038.00
Constar International Inc New COM         21036U107   2,530      620,088.00  SH        Sole                620,088.00
Goodyear Tire & Rubber Co.    COM         382250901     653        3,000.00  SH  Calls Sole                  3,000.00
Goodyear Tire & Rubber Co.    COM         382550101   4,885      173,103.00  SH        Sole                173,103.00
Hayes Lemmerz Intl            COM NEW     420781304  17,247    3,773,981.00  SH        Sole              3,773,981.00
IShares Russell 2000          COM         464287955     514        1,500.00  SH  Puts  Sole                  1,500.00
Northwest Airlines Corp       COM         667280408     622       42,900.00  SH        Sole                 42,900.00
Orbcomm Inc                   COM         68555P100   2,172      345,295.00  SH        Sole                345,295.00
Pilgrim's Pride               COM         721467908     616        1,231.00  SH  Calls Sole                  1,231.00
Six Flags Inc                 COM         83001P109     882      434,422.00  SH        Sole                434,422.00
Spectrum Brands               COM         84762L105     158       29,600.00  SH        Sole                 29,600.00

                                       Value Total:  32,989

                                       Entry Total:      11